Note 8 (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments [Abstract]
Carrying Value And Fair Value [Table Text Block]	The fair value of the Group’s financial instruments in the accompanying consolidated balance sheets and its corresponding carrying amounts, as of December 31, 2021, 2020 and 2019 are presented below:

Fair Value and Carrying Amount (Millions of euros)
		2021		2020		2019
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	67,799	67,799	65,520	65,520	44,303	44,303
Financial assets held for trading	10	123,493	123,493	105,878	105,878	99,469	99,469
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,086	6,086	5,198	5,198	5,557	5,557
Financial assets designated at fair value through profit or loss	12	1,092	1,092	1,117	1,117	1,214	1,214
Financial assets at fair value through other comprehensive income	13	60,421	60,421	69,440	69,440	61,183	61,183
Financial assets at amortized cost	14	372,676	377,451	367,668	374,267	439,162	442,788
Derivatives – Hedge accounting	15	1,805	1,805	1,991	1,990	1,729	1,729
LIABILITIES
Financial liabilities held for trading	10	91,135	91,135	84,109	84,109	86,414	86,413
Financial liabilities designated at fair value through profit or loss	12	9,683	9,683	10,050	10,050	10,010	10,010
Financial liabilities at amortized cost	22	487,893	488,733	490,606	491,006	516,641	515,910
Derivatives – Hedge accounting	15	2,626	2,626	2,318	2,318	2,233	2,233

Financial Instruments At Fair Value By Levels [Table Text Block]	The following table shows the financial instruments carried at fair value in the accompanying consolidated balance sheets, broken down by level used to determine their fair value as of December 31, 2021, 2020 and 2019:

Fair Value of Financial Instruments by Levels (Millions of Euros)
	2021			2020			2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	32,371	87,736	3,386	32,555	71,938	1,386	31,135	67,262	1,072
Equity instruments	15,925	—	37	11,367	31	60	8,832	—	59
Debt securities	11,877	13,725	189	12,790	11,123	57	18,076	8,178	55
Loans and advances	615	47,279	2,913	2,379	26,741	1,148	697	30,491	849
Derivatives	3,954	26,732	247	6,019	34,043	121	3,530	28,593	109
Non-trading financial assets mandatorily at fair value through profit or loss	4,378	522	1,186	3,826	381	992	4,305	92	1,160
Equity instruments	4,158	394	751	3,612	57	465	4,223	1	103
Debt securities	—	128	—	4	324	28	—	91	19
Loans and advances	220	—	435	210	—	499	82	—	1,038
Financial assets designated at fair value through profit or loss	916	176	—	939	178	—	1,214	—	—
Equity instruments	—	—	—	—	—	—	—	—	—
Debt securities	916	176	—	939	178	—	1,214	—	—
Loans and advances	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	52,157	7,545	719	60,976	7,866	598	50,896	9,203	1,084
Equity instruments	1,178	36	106	961	34	105	1,794	146	480
Debt securities	50,952	7,509	613	59,982	7,832	493	49,070	9,057	604
Loans and advances	27	—	—	33	—	—	33	—	—
Derivatives – Hedge accounting	63	1,733	9	120	1,862	8	44	1,685	—
LIABILITIES
Financial liabilities held for trading	26,215	64,305	615	27,587	56,127	395	26,266	59,438	710
Trading derivatives	4,755	26,560	389	7,402	34,046	232	4,425	29,466	175
Short positions	15,124	11	—	11,805	504	3	12,246	1	2
Deposits	6,335	37,733	226	8,381	21,577	159	9,595	29,971	533
Financial liabilities designated at fair value through profit or loss	1	8,243	1,439	—	8,558	1,492	—	8,629	1,382
Customer deposits	—	809	—	—	902	—	—	944	—
Debt certificates	1	1,956	1,439	—	3,038	1,492	—	3,274	1,382
Other financial liabilities	—	5,479	—	—	4,617	—	—	4,410	—
Derivatives – Hedge accounting	53	2,573	—	53	2,250	15	30	2,192	11

Financial Assets at Fair Value By Levels [Table Text Block]	The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2021, 2020 and 2019.

Fair value of Financial Instruments by levels.(Millions of euros)
	2021		2020		2019
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	87,736	3,386	71,938	1,386	69,092	1,508
Equity instruments	—	37	31	60	—	59	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	-NAV provided by the administrator of the fund
Debt securities	13,725	189	11,123	57	8,178	55	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	47,279	2,913	26,741	1,148	30,491	849	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives	26,732	247	34,043	121	28,593	109
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	522	1,186	381	992	92	1,160
Equity instruments	394	751	57	465	1	103	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	128	—	324	28	91	19	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	—	435	—	499	—	1,038	Specific liquidation criteria regarding losses of the EPA proceedings PD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates - Business plan of the underlying asset, WACC, macro scenario - Property valuation
Financial assets designated at fair value through profit or loss	176	—	178	—	—	—	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities	176	—	178	—	—	—
Financial assets at fair value through other comprehensive income	7,545	719	7,866	598	9,203	1,084
Equity instruments	36	106	34	105	146	480	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	7,509	613	7,832	493	9,057	604	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives	1,733	9	1,862	8	1,685	—
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black, Hull-White y SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White y LGM
Constant maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and Discounted cash flows

Financial Liabilities at Fair Value By Levels [Table Text Block]

Fair Value of Financial Instruments by Levels.(Millions of Euros)
	2021		2020		2019
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
LIABILITIES
Financial liabilities held for trading	64,305	615	56,127	395	61,588	827
Deposits	37,733	226	21,577	159	29,971	533	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	26,560	389	34,046	232	29,466	175
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black 76, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White, SABR y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity							Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Short positions	11	—	504	3	1	2	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	8,243	1,439	8,558	1,492	8,629	1,382	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting	2,573	—	2,250	15	2,192	11
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps y FRA): Discounted cash flows
Caps/Floors: Black 76, Hull-White y SABR
Bond options: Black 76
Swaptions: Black, Hull-White y LGM
Other Interest rate Options: Black 76, Hull-White, SABR y LGM
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
								- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows

Unobservable inputs [Table Text Block]	Quantitative information of unobservable inputs used to calculate Level 3 valuations is presented below as of December 31, 2021, 2020 and 2019:

Unobservable inputs. December 2021
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	2.72	125.41	2,374.39	bp
		Recovery Rate	0.00%	37.34%	40.00%	%
			0.10%	96.63%	144.11%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Loans and advances	Present value method	Repo funding curve	(2.71)%	1.16%	4.99%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	34.56%	43.47%	52.78%	%
	Black 76	Price Volatility	—			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(88)%	60%	99%	%
		Volatility	5.57	26.30	62.00	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	3.96	9.71	16.34	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25	2.00	18.00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2020
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	4.32	47.01	564.22	bp
		Recovery Rate	0.00%	37.06%	40.00%	%
			0.10%	99.92%	143.87%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Loans and advances	Present value method	Repo funding curve	(1.18)%	(0.25)%	0.74%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	30.40%	44.87%	60.95%	%
	Black 76	Price Volatility	—			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(77)%	51%	98%	%
		Volatility	6.52	29.90	141.77	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4.11	10.00	16.14	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25	2.00	18.00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2019
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances	Present value method	Repo funding curve	(6)	16	100	bp
Debt securities	Comparable pricing	Credit spread	18	83	504	bp
		Recovery rate	0.00%	28.38%	40.00%	%
			0.01%	98.31%	135.94%	%
Equity instruments (*)	Net asset value
	Comparable pricing
Credit option	Gaussian Copula	Correlation default	19.37%	44.33%	61.08%	%
Corporate Bond option	Black 76	Price volatility	—			Vegas
Equity OTC option	Heston	Forward volatility skew	35.12	35.12	35.12	Vegas
	Local volatility	Dividends (**)
		Volatility	2.49	23.21	60.90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3.70	6.30	10.05	Vegas
Interest rate options	Libor Market Model	Beta	0.25	2.00	18.00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	—	—	—	Vegas
(*) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(**) The range of unobservable dividends is too wide range to be relevant.

Financial assets level 3 Changes in the year [Table Text Block]
The changes in the balance of Level 3 financial assets and liabilities included in the accompanying consolidated balance sheets are as follows:

Financial assets Level 3: Changes in the year (Millions of Euros)
	2021		2020		2019
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	2,984	1,902	3,316	2,103	3,527	4,115
Changes in fair value recognized in profit and loss (*)	338	143	611	296	112	71
Changes in fair value not recognized in profit and loss	(47)	(10)	(89)	(4)	2	—
Acquisitions, disposals and liquidations (**)	2,531	156	(725)	(652)	(432)	479
Net transfers to Level 3	(436)	(80)	549	199	76	(2,751)
Exchange differences and others	(69)	(56)	(160)	(35)	31	189
Discontinued operations (***)	—	—	(518)	(5)	—	—
Balance at the end	5,301	2,054	2,984	1,902	3,316	2,103
(*)Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2021, 2020 and 2019. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
(**) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
(***)The balance of 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21)
Transfer between levels [Table Text Block]
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2021, 2020 and 2019 are at the following amounts in the accompanying consolidated balance sheets as of December 31, 2021, 2020 and 2019:

Transfers among levels. December 2021 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		924	2	35	184	10	637
Non-trading financial assets mandatorily at fair value through profit or loss		8	—	—	—	14	23
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		596	17	506	50	—	6
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		1,528	19	542	234	24	665
LIABILITIES
Financial liabilities held for trading		562	—	24	57	15	95
Financial liabilities designated at fair value through profit or loss		—	—	—	38	—	65
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		562	—	24	95	15	160

Transfer among levels (Millions of Euros)
		2020						2019
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		1,460	11	203	548	4	98	74	—	1,119	502	1	160
Non-trading financial assets mandatorily at fair value through profit or loss		9	11	4	—	—	17	—	—	23	2	—	44
Financial assets designated at fair value through profit or loss		143	—	—	—	—	—	—	—	—	—	1	—
Financial assets at fair value through other comprehensive income		484	—	135	96	—	6	6	6	4	209	—	454
Derivatives – Hedge accounting		—	—	—	8	—	—	—	—	—	26	—	10
Total		2,096	22	342	652	4	121	79	6	1,145	739	2	667
LIABILITIES
Financial liabilities held for trading		8	3	—	180	—	13	1	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss		—	—	—	56	—	27	—	—	—	27	—	2,679
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	27	—	125
Total		8	3	—	236	—	40	1	—	—	54	—	2,804

Financial assets level 3 Sensitivity analysis [Table Text Block]
As of December 31, 2021, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of Level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments Level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact on other comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	33	(57)	—	—
Loans and advances	4	(4)	—	—
Debt securities	24	(24)	—	—
Equity instruments	1	(25)	—	—
Derivatives	5	(5)	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	35	(36)	—	—
Loans and advances	16	(5)	—	—
Debt securities	10	(10)	—	—
Equity instruments	9	(21)	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	41	(43)
Total	68	(93)	41	(43)
LIABILITIES
Financial liabilities held for trading	3	(3)	—	—
Total	3	(3)	—	—

Fair value of financial instruments at amortized cost by levels [Table Text Block]
The following table presents the fair value of key financial instruments carried at amortized cost in the accompanying consolidated balance sheets as of December 31, 2021, 2020 and 2019, broken down according to the method of valuation used for the estimation:

Fair value of financial instruments at amortized cost by Levels (Millions of Euros)
	2021			2020			2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	67,581	—	218	65,355	—	165	44,111	—	192
Financial assets at amortized cost	33,213	13,033	331,205	35,196	15,066	324,005	29,391	217,279	196,119
LIABILITIES
Financial liabilities at amortized cost	91,870	243,847	153,016	90,839	255,278	144,889	67,229	289,599	159,082

Fair value of financial instruments at amortized cost by valuation technique [Table Text Block]
The main valuation techniques and inputs used to estimate the fair value of financial instruments accounted for at cost and classified in levels 2 and 3 is shown below. These are broken down by type of financial instrument and the balances correspond to those as of December 31, 2021, 2020 and 2019:

Fair Value of financial Instruments at amortized cost by valuation technique (Millions of Euros)
	2021		2020		2019		Valuation technique(s)	Main inputs used
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets at amortized cost	13,033	331,205	15,066	324,005	217,279	196,119	Present-value method (Discounted future cash flows)
Loans and advances to central banks	—	—	—	—	—	2		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to credit institutions	863	12,329	1,883	12,641	9,049	4,628		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to customers	3,416	318,059	3,904	310,924	194,897	190,144		- Credit spread - Prepayment rates - Interest rate yield
Debt securities	8,755	817	9,279	440	13,333	1,345		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	243,847	153,016	255,278	144,889	289,599	159,082
Deposits from central banks	—	300	—	207	129	—	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from credit institutions	14,853	4,916	22,914	4,633	21,575	6,831
Deposits from customers	209,345	137,803	210,097	129,525	245,720	135,514
Debt certificates	10,014	4,391	14,413	4,848	14,194	11,133
Other financial liabilities	9,636	5,606	7,854	5,676	7,981	5,604